COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 13. COMMITMENTS AND CONTINGENT LIABILITIES

iOx – Parexel Master Services Agreement

Effective March 15, 2022, iOx entered into a Master Services Agreement (the “MSA”) with Parexel International (IRL) Limited (“Parexel”) under which Parexel agreed to act as clinical service provider (CRO) pursuant to a work order (“Work Order”) effective June 1, 2022. Pursuant to such Work Order, Parexel planned to operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer. The MSA provided for a five-year term, and the Work Order provided for a term to end upon the completion of the services required. The budget provided for service fees and pass-through expenses and clinical sites totaling $11.5 million. During the year ended March 31, 2023 (“Fiscal 2023”), the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs. As a result of the Company’s decision to discontinue the development with respect to this program, on December 20, 2023, the Company provided a notice of termination of the contract, with a planned termination date of April 18, 2024.

As the ongoing CRO services were wound down, the Company noticed that expenses incurred under the CRO agreement were higher than originally budgeted. Parexel agreed to refund the Company $0.552 million and release the liability for amounts invoiced and unbilled services totaling $1.486 million, and the Company forfeited advanced payments of $1.091 million. As a result, the Company recognized a net gain of $0.946 million in September 2024. The Company received the refund from Parexel on October 3, 2024. As of March 31, 2024, the Company reflected $1.414 million of payables to Parexel in accounts payable and accrued liabilities and $1.277 million in prepaid expenses and other receivables in the consolidated statement of financial position.

Tarus – Fortrea Clinical Service Agreement

On March 1, 2023, Tarus entered into a clinical service agreement with Fortrea Inc. (formerly Labcorp Drug Development Inc.), a third-party CRO. The term of the agreement has been extended to the earlier of February 20, 2026 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $6.9 million (previously $12.1 million).

In March 2025, Portage resumed patient enrollment into the final cohort arm of PORT-6 as part of the Phase 1a ADPORT-601 clinical trial, following a prior pause due to funding constraints. This decision reflects the favorable safety and preliminary activity signals observed in earlier dose cohorts. In April 2025, we announced confirmatory preclinical results in mesothelioma with our PORT-7 compound, supporting advancement of this indication in its first-in-human trial of PORT-7. Upon completion of the PORT-6 cohort, Portage will evaluate advancement of this trial and the PORT-7 monotherapy and PORT-6 + PORT-7 combination arms, but remain on pause at this time.

We continue to evaluate a broad set of strategic alternatives, which may include partnerships, asset sales, mergers, restructurings (in or out of court), company wind-downs, or new financing transactions. The following description assumes the availability of additional capital to support ongoing and future clinical development.

Milestone Payments

The Company is obligated under the Merger Agreement and the Share Exchange Agreement to pay certain third-party earnouts based on the achievement of certain milestones. See Note 14, “Related Party Transactions – Share Exchange Agreement – iOx,” for further discussions.

Nasdaq Notifications

On December 10, 2024, the Company received written notice (the “Notice”) from The Nasdaq Stock Market, LLC (“Nasdaq”) indicating that it was not in compliance with the minimum shareholders’ equity requirement for continued listing on The Nasdaq Capital Market (the “Capital Market”) as set forth in Nasdaq Listing Rule 5550(b)(1) (the “Shareholders’ Equity Requirement”), because the shareholders’ equity of $695,000 as of September 30, 2024, as reported in the Company’s Report on Form 6-K containing unaudited condensed consolidated interim financial statements for the three and six months ended September 30, 2024, filed with the United States Securities and Exchange Commission (the “SEC”) on November 26, 2024, was below the required minimum of $2.5 million, and because as of the date of the Notice, the Company did not meet either of the alternative continued listing standards for the Nasdaq Capital Market, relating to market value of listed securities of at least $35 million or net income from continuing operations of at least $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years. The Company submitted a plan on January 24, 2025, to regain compliance with the shareholders’ equity requirement or achieve compliance with an alternative continued listing standard for the Capital Market (the “Compliance Plan”) and on February 11, 2025, the Company received notification from Nasdaq that Nasdaq accepted the Compliance Plan and granted the Company an extension to regain compliance with the continued listing standards by June 9, 2025. In keeping with the Compliance Plan, on June 5, 2025, the Company increased its shareholders’ equity, and submitted documentation to Nasdaq indicating compliance as of June 9, 2025, with the shareholders’ equity requirement. The Nasdaq Stock Market, LLC indicated by letter dated June 24, 2025, that the Company has regained compliance with the continued listing standards of the Nasdaq Capital Market.

Other

The former CEO of the Company, Ian Walters, instituted a mediation pursuant to his prior services agreement with the Company alleging that the Company did not pay him severance payments that he alleges he was contractually entitled to. The Company denies any wrongdoing and maintains that his prior services agreement did not provide for severance in the event the agreement expired at the end of the term. The parties unsuccessfully mediated the dispute on May 8, 2025 and the Company expects a litigation to be filed against the Company in the coming weeks; in the event a motion is filed, the Company intends to defend itself vigorously against all charges. In accordance with IAS 37, Provision, Contingent Liabilities and Contingent Assets, a contingent liability is not recognized in the statement of financial position as the settlement amount cannot be estimated reliably at this time.